Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity	The following table presents the Company’s commitments and contractual obligations as of December 31, 2020:

	Payments due by period as of December 31, 2020
	Total	Less than 1 Year	1 - 3 Years	3 - 5 Years	More than 5 Years
Purchase Obligations	$31,161	$21,758	$9,403	$—	$—

	$31,161	$21,758	$9,403	$—	$—